CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 135,817	$ 654,916	$ 459,125
Expenses
Advertising and promotion	36,479	19,877	3,511
Amortization	23,306	24,085	15,074
Consulting fees	320,203	183,652	193,667
Filing fees	11,947	14,694	25,196
Foreign exchange loss (gain)	39,912	140,015	(323,724)
Interest and bank charges	6,349	5,536	106,719
Inventory costs	62,631	383,282	266,365
Management fees	23,103	41,514	161,428
Office and administrative	83,454	106,485	181,367
Professional fees	38,664	30,899	97,642
Rent	116,522	127,070	140,679
Salaries, wages and benefits	469,851	568,310	777,645
Travel	7,370	13,395	19,003
Total Expenses	1,239,791	1,658,814	1,664,572
Operating Loss	(1,103,974)	(1,003,898)	(1,205,447)
Other Income
Interest income	72	162	408
Reversal of accrued dividends payable	0	734,228	0
Net Loss For The Year	$ (1,103,902)	$ (269,508)	$ (1,205,039)
Basic And Diluted Loss Per Common Share	$ (0.02)	$ 0.00	$ (0.02)
Weighted Average Number Of Common Shares Outstanding	71,128,456	71,128,456	71,128,456